BASIC AND DILUTED NET EARNINGS (LOSS) PER SHARE (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Numerator:
Net income (loss) attributed to Audiocodes shareholders	$ (4,177)		$ 7,164		$ 12,126
Denominator:
Denominator for basic earnings per share - weighted average number of ordinary shares, net of treasury stock	39,125,129		41,437,927		40,559,759
Effect of dilutive securities:
Employee stock options and ESPP	0	[1]	497,170		401,240
Senior convertible notes	0	[1]	0	[1]	0	[1]
Denominator for diluted net earnings per share - adjusted weighted average number of shares	39,125,129		41,935,097		40,960,999

[1]	Antidilutive